SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION

TO REDEEM SECURITIES

OF

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, New York 10580-1422

(914) 921-5070

under the

Investment Company Act of 1940

Investment Company Act File No. 811-4700

(1) Title of the class of securities of The Gabelli Equity Trust Inc. (the “Fund”) to be called or redeemed:

6.20% Series F Cumulative Preferred Stock, par value of $.001 per share, liquidation preference of $25.00 per share (the “Series F Preferred Stock”).

(2) Date on which the securities are to be called or redeemed:

November 8, 2012.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The shares of Series F Preferred Stock are to be redeemed pursuant to Article II, Sections 4(b) and 4(c) of the Fund’s Articles Supplementary creating and fixing the rights of the Series F Preferred Stock, the form of which was filed with the Securities and Exchange Commission on November 6, 2006 as Exhibit 2(a)(vi) to the Fund’s Registration Statement on Form N-2.

(4) Principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund intends to redeem all of the remaining 3,028,209 shares of its outstanding shares of Series F Preferred Stock. Shareholders of record of the Series F Preferred Stock will receive $25.00 per share plus accumulated and unpaid dividends for each share of Series F Preferred Stock redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 4th day of October 2012.

THE GABELLI EQUITY TRUST INC.

By:	/s/ Bruce N. Alpert
Name:	Bruce N. Alpert
Title:	President

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